Income Tax/Deferred Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax/Deferred Tax

NOTE 42. INCOME TAX/DEFERRED TAX

The following is a reconciliation of income tax charged to income as of December 31, 2018, as compared to the previous fiscal year:

	12.31.18	12.31.17
Income for the Year Before Income Tax	(3,027,209)	(14,483,807)
Effective Tax Rate	30%	35%

Income (Loss) for the Year at the Tax Rate	(908,163)	(5,069,332)

Permanent Differences at the Tax Rate
- Income (Loss) from Equity Instruments	207,417	93,519
- Non-taxable Income (Loss)	180,588	94,244
- Donations and Other Non-deductible Expenses	(65,921)	(82,312)
- Other	(406,621)	(302,991)
- Allowance for Impairment	(1,888)	211,250
- Fines	—	(63)
- Inflation effect	(6,410,820)	(3,303,793)
- Law 27430 Rate Adjustment	461,207	718,691

Total Income Tax Charge for the Year	(6,944,201)	(7,640,787)

	12.31.18	12.31.17
Current Income Tax	(6,921,400)	(6,971,658)
Deferred Tax Charge(*)	397,187	(730,095)
Allowance for Impairment(*)	(1,888)	211,250
Adjustment to Prior-Year Tax Return	(82,340)	(151,496)
Law 27430 Adjustment	(335,760)	1,212

Total Income Tax Charge for the Year	(6,944,201)	(7,640,787)

(*)	See Note 20.

	12.31.18	12.31.17
Current Income Tax	(6,921,400)	(6,971,658)
Tax Advances	3,463,791	3,393,129

Current Income Tax Liabilities	(3,457,609)	(3,578,529)

In September 2017, Banco Galicia filed with A.F.I.P. both actions for recovery of income tax paid in excess for fiscal years 2014 and 2016, totaling $433,815 and $944,338, respectively. These actions were grounded on case law that declared unconstitutional certain rules and regulations banning the application of the inflation adjustment for tax purposes, with the ensuing confiscatory effects. At the closing of these financial statements, Banco Galicia has not recorded balances in respect of the contingent assets stemming from the aforementioned actions.

Tax Reform

On December 29, 2017, the National Executive Branch enacted Income Tax Law No. 27430. This law has introduced several changes to the previous income tax treatment. Some of the key changes involved in the reform include:

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Income Tax Rate: The income tax rate for Argentine companies shall be gradually reduced from 35% to 30% for fiscal years commencing on January 1, 2018 until December 31, 2019, and to 25% for fiscal years commencing on, and including, January 1, 2020.

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Tax on Dividends: The law has introduced a tax on dividends or profits distributed by Argentine companies or permanent establishments, among others, to: individuals, undivided interests or foreign beneficiaries, subject to the following considerations: (i) dividends distributed out of the profits made during fiscal years commencing on January 1, 2018 until December 31, 2019 shall be subject to withholding at a 7% rate; and (ii) dividends distributed out of the profits made during fiscal years commencing on January 1, 2020 onwards shall be subject to withholding at a 13% rate.

Dividends distributed from profits earned until the fiscal year before that commenced on January 1, 2018 shall remain subject, in respect of all beneficiaries, to withholding at the 35% rate on the amount in excess of tax-free distributable accumulated profits (equalization tax transition period).

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Optional Tax Revaluation: Regulations establish that, at the companies’ option, the tax revaluation of assets located in the country and that are used for generating taxable income may be made. The special tax on the revaluation amount depends on the asset: 8% is for real estate that does not qualify as inventories, 15% for real estate that qualifies as inventories and 10% for personal property and the remaining assets. Once the option for a given asset is exercised, all the other assets of the same category should be revalued. Taxable income resulting from the revaluation is not subject to income tax and the special tax on the revaluation amount will not be deductible from such tax.